Expense Example - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Daily Money Class
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	226
5 years	394
10 years	$ 881